Subsequent Events (Details) - USD ($)			12 Months Ended
	Jan. 03, 2024	Sep. 19, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Issue share of common stock			$ 1
Redemption price of per share		$ 10.4762	10.6224
Subsequent Event [Member]
Subsequent Event [Line Items]
Contribute amount (in Dollars)	$ 550,000
Initial capital (in Shares)	350,000
Subscription agreement second call amount (in Dollars)	$ 200,000
Common Stock [Member]
Subsequent Event [Line Items]
Issue share of common stock			10
Common Stock [Member] | Business Combination [Member]
Subsequent Event [Line Items]
Issue share of common stock			$ 0.1
Class A Common Stock [Member]
Subsequent Event [Line Items]
Aggregate principal amount (in Dollars)			$ 10,872,266
Aggregate redemption amount (in Dollars)			$ 115,489,643
Public shares remain outstanding (in Shares)			15,630,150	4,757,884	24,869,342
Issued aggregate of shares (in Shares)			1,137,500
Class A Common Stock [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Public shares remain outstanding (in Shares)			4,757,884
Capital Contribution [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issue share of common stock			$ 1